DESCRIPTION OF BUSINESS 1 (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended	24 Months Ended		84 Months Ended
	May 13, 1994 vessel entities	Apr. 02, 2006 Front Voyager Chevron	Dec. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2008 Front Voyager Front Voyager Inc	Mar. 31, 2015 Front Voyager Front Voyager Inc	Apr. 01, 2010 Front Voyager Front Voyager Inc	Mar. 15, 2010 Front Voyager Front Voyager Inc	Apr. 02, 2009 Front Voyager Front Voyager Inc	Apr. 02, 2006 Front Voyager Front Voyager Inc
Vessel [Line Items]
Number of other subsidiaries in the Calpetro Group	2
Number of vessels owned by group	4
Termination Fee Paid		$ 5.05					$ 4.90
Initial Charter Period					2 years
Optional Annual Charter Periods						7 years
Optional Charter Period Accepted				1 year
Charterhire Payable Initial Period										5.05
Charterhire Payable Second Period									1.8
Termination Fee Income			2.6
Sale Proceeds								$ 8.3